INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The components of the investment in the sales-type lease may be summarized as follows:

(in thousands of $)	2018	2017
Net minimum lease payments receivable	11,651	22,070
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(690)	(1,983)
Total investment in sales-type lease	21,782	30,908
Current portion	10,803	9,126
Long-term portion	10,979	21,782
	21,782	30,908

Minimum future gross revenues under non-cancellable sales-type leases	The minimum future gross revenues to be received under the sales-type lease as of December 31, 2018 are as follows:

(in thousands of $)
2019	11,493
2020	158
2021	—
2022	—
2023	—
Thereafter	—
11,651